Income Taxes - (Narratives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income tax benefit	$ 7,280	$ 3,653	$ 1,777
Effective rate of income tax (percentage)	14.00%	15.60%	12.40%
Increase in deferred tax assets		$ 13,500
Operating loss carryforward, foreign		38,000
Deferred tax asset valuation allowances	$ 18,533	$ 4,987